Share-Based Payments - Share Based Payments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognized share-based compensation cost	$ 2,300,000	$ 4,200,000	$ 2,100,000
Unrecognized share-based compensation cost	3,802,000
Unrecognized share-based compensation cost, weighed average remaining period	2 years 0 months
Equity-settled awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	1,793,000
Unrecognized share-based compensation cost, weighed average remaining period	1 year 5 months
Cash-settled awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation cost	$ 2,009,000
Unrecognized share-based compensation cost, weighed average remaining period	2 years 6 months